Segment Information - Additional Information (Details)	4 Months Ended	8 Months Ended
	Apr. 30, 2017 Region segment	Dec. 31, 2017 Region segment
Segment Reporting [Abstract]
Number of geographic regions | Region	3	4
Number of reportable segments | segment	3	4